Condensed Balance Sheets - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash		$ 25,170	$ 2,966
Prepaid expenses		166,621
Total Current Assets		191,791	2,966
Investments held in Trust Account		58,078,962
Deferred offering costs associated with initial public offering			150,176
Total Assets		58,270,753	153,142
Current liabilities:
Accounts payable		88,175	32,102
Accrued expenses		238,964	61,147
Due to related party		90,000
Franchise tax payable		127,647	740
Note payable - related party			40,510
Total Current Liabilities		544,786	134,499
Promissory note - related party		47,700
Deferred underwriting commissions		2,012,500
Derivative warrant liabilities		4,104,000
Total Liabilities		6,708,986	134,499
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 5,750,000 and -0- shares issued and outstanding at $10.10 per share at September 30, 2021 and December 31, 2020, respectively		58,075,000
Stockholders’ Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital			24,856
Accumulated deficit		(6,513,382)	(6,357)
Total Stockholders’ Equity (Deficit)		(6,513,233)	18,643
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)		58,270,753	153,142
Common Class A [Member]
Stockholders’ Equity (Deficit):
Common Stock Value		5
Common Class B [Member]
Stockholders’ Equity (Deficit):
Common Stock Value	[1]	$ 144	$ 144	[2]

[1]	As of December 31, 2020, this number included up to 187,500 Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 8).
[2]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 6).